SCHEDULE OF FAIR VALUE OF WARRANT LIABILITY (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value Disclosures [Abstract]
Begining Balance		$ 930
Beginning Balance		(930)
Change in Private Warrant liability		580
Ending Balance		$ 350